Document and Entity Information	Aug. 11, 2020
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0000077281
Document Type	8-K/A
Document Period End Date	Aug. 11, 2020
Entity Registrant Name	Pennsylvania Real Estate Investment Trust
Entity Incorporation State Country Code	PA
Entity File Number	1-6300
Entity Tax Identification Number	23-6216339
Entity Address, Address Line One	One Commerce Square
Entity Address, Address Line Two	2005 Market Street
Entity Address, Address Line Three	Suite 1000
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(215)
Local Phone Number	875-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K filed by Pennsylvania Real Estate Investment Trust (the “Trust”), on August 12, 2020 (the “Original Form 8-K”), is being filed solely to replace the incorrect version of the Trust’s Secured Term Loan Credit Agreement that was attached as Exhibit 10.1 thereto. The corrected Exhibit 10.1 is attached hereto and supersedes in its entirety Exhibit 10.1 to the Original Form 8-K. In all other respects, the Original Form 8-K is unchanged.
Shares Of Beneficial Interest Par Value 1.00 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares of Beneficial Interest, par value $1.00 per share
Trading Symbol	PEI
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series B Preferred Shares, par value $0.01 per share
Trading Symbol	PEIPrB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series C Preferred Shares, par value $0.01 per share
Trading Symbol	PEIPrC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series D Preferred Shares, par value $0.01 per share
Trading Symbol	PEIPrD
Security Exchange Name	NYSE